LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
LOSS PER SHARE	Loss Per Share
Basic and diluted loss per share computation

	Years ended December 31,
	2022	2021
Numerator
Net loss from continuing operations attributable to equity holders	$(55.5)	$(95.8)
Net loss from discontinued operations attributable to equity holders	$(14.6)	$(158.6)
Net loss attributable to equity holders	$(70.1)	$(254.4)
Denominator (in millions)
Weighted average number of common shares (basic and diluted)	478.6	476.5
Basic and diluted loss from continuing operations per share attributable to equity holders	$(0.12)	$(0.20)
Basic and diluted loss from discontinued operations per share attributable to equity holders	$(0.03)	$(0.33)
Basic and diluted loss per share attributable to equity holders	$(0.15)	$(0.53)
Equity instruments excluded from the computation of diluted earnings (loss) per share which could be dilutive in the future were as follows:

	Years ended December 31,
(in millions)	2022	2021
Options	4.7	5.1
Share units	6.3	6.9
	11.0	12.0